Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Jun. 12, 2026 USD ($)	May 07, 2026 $ / shares	Apr. 30, 2026 USD ($) tank T	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($)
Subsequent Event [Line Items]
Cash dividend				$ 3,666	$ 3,236
Dividends paid (dollars per share) | $ / shares				$ 0.10
Subsequent events
Subsequent Event [Line Items]
Number of Tankers Purchased | tank			2
Dividends declared (dollars per share) | $ / shares		$ 0.39
Cash dividend	$ 15,900
Dead weight | T			40,500
Price per vessel to be constructed			$ 44,900